Net Loss Per Share Attributable to Common Stockholders - Potentially Dilutive Securities Excluded from Computation of Diluted Weighted-Average Shares Outstanding (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares outstanding		6,826,004	6,992,694
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares outstanding	2,126,176	1,062,694	1,046,178
Warrants to Purchase Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares outstanding		128,663	128,663
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares outstanding	128,663
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares outstanding		754,785